REVENUE (Tables)	12 Months Ended
Dec. 31, 2016
REVENUES
Schedule of revenue

	Years ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	RMB	RMB	RMB	US$
Online marketing services	1,339,250	3,283,423	3,950,886	569,045
Internet value-added services	400,671	395,312	500,991	72,158
Internet security services and others	118,261	95,142	112,773	16,243

	1,858,182	3,773,877	4,564,650	657,446